497(e)
                                                                       333-64749

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED DECEMBER 5, 2003 TO THE SEPTEMBER 15, 2003
EQUITABLE ACCUMULATOR(R) PLUS PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION ("SAI")
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectus and SAI dated September 15, 2003, as previously supplemented to date (together, the "Prospectus"). The changes described in items 1 through 5 below will be effective on January 5, 2004.

If you applied for your contract prior to January 5, 2004, and you elected the guaranteed minimum income benefit and/or the greater of 5% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, we will send you an election form in mid-January so that you can choose to have the changes described in items 1 through 5 apply to your contract. If you do not so elect, your contract will continue as originally applied for and the changes described in items 1 through 5 will not apply to you.

Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus. We will send you another copy of the Prospectus without charge, upon request.

1. The 5% Roll up to age 85 benefit base is changed to 6% Roll up to age 85 benefit base. The following changes to the Prospectus are made to reflect this change.

    (a) All references in the Prospectus to the "5% Roll up to age 85" benefit base are changed to references to "6% Roll up to age 85" benefit base.

    (b) All references in the Prospectus to "the greater of 5% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit" are changed to references to "the greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit."

2. The annual charge for the greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit is increased from 0.50% of the applicable benefit base to 0.60% of the applicable benefit base. Therefore, all references in the prospectus to this charge are changed accordingly.

3. The annual charge for the guaranteed minimum income benefit is increased from 0.55% to 0.65% of the applicable benefit base. Therefore, all references in the Prospectus to this charge are changed accordingly.

4. In order to reflect the increase in the roll-up rate for the 6% Roll up to age 85 benefit base and the increases in the charges for the greater of 6% Roll up to age 85 or Annual Ratchet to age 85 enhanced death benefit and the Guaranteed minimum income benefit the following changes are made:

    (a) In the section, "Fee table" in the Prospectus the numerical examples under "Example," are deleted in their entirety and replaced by the following:

        If you surrender your contract at the end of the applicable time period:

                   1 year         3 years        5 years       10 years
  Lowest          $1,198.83      $1,928.63      $2,705.55      $4,524.78
  Highest         $1,547.54      $2,926.24      $4,283.97      $7,244.04

        If you annuitize at the end of the applicable time period:

                   1 year         3 years        5 years       10 years
  Lowest          $  748.83      $1,578.63      $2,455.55      $4,874.78
  Highest         $1,097.54      $2,576.24      $4,033.97      $7,594.04

        If you do not surrender your contract at the end of the applicable time period:

                   1 year        3 year          5 year        10 year
  Lowest          $398.83       $1,228.63      $2,105.55       $4,524.78
  Highest         $747.54       $2,226.24      $3,683.97       $7,244.04


IM-03-14 Supp (12/03)                                    Cat. No. 133244 (12/03)
                                                                          x00634

    (b) The chart following the paragraph in "Contract features and benefits" under "Illustrations of Guaranteed minimum income benefit," in the Prospectus is replaced in its entirety by the following:

-----------------------------------------------------------------------------------------------------
                                                Guaranteed minimum income benefit -- annual income
     Contract date anniversary at exercise                     payable for life
-----------------------------------------------------------------------------------------------------
                      10                                             $11,891
-----------------------------------------------------------------------------------------------------
                      15                                             $18,597
-----------------------------------------------------------------------------------------------------

    (c) The table in "Investment performance" under "Table for Separate Account 49 Average annual total return under a contract surrendered on December 31, 2002," in the Prospectus is replaced in its entirety by the following:


--------------------------------------------------------------------------------------------------------------
                                                                    Length of option period
                                                         --------------------------------------------
                                                                                     Since option
       Variable investment options                         1 Year        5 Years      inception*
--------------------------------------------------------------------------------------------------------------
     AXA Moderate Allocation ***                          (20.63)%         (0.58)%     (17.47)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Aggressive Equity ***                (37.11)%        (16.53)%     (11.84)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Core Bond                                --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Health Care                              --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP High Yield ***                       (10.63)%         (8.67)%      (3.93)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP International Equity                     --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Core Equity                    --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Growth                         --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Value                          --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Growth                     --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Value                      --              --           --
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Technology                               --              --           --
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Common Stock ***                         (41.66)%         (7.86)%      (1.32)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Growth and Income ***                        --              --           --
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Intermediate Government Securities ***       --              --           --
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance International ***                            --              --           --
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Premier Growth                           (39.42)%            --       (22.92)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Quality Bond ***                             --              --           --
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Small Cap Growth                         (38.48)%         (7.60)%      (2.34)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Technology+                              (49.32)%            --       (45.71)%
--------------------------------------------------------------------------------------------------------------
     EQ/Bernstein Diversified Value                       (21.59)%            --        (2.15)%
--------------------------------------------------------------------------------------------------------------
     EQ/Calvert Socially Responsible                      (34.60)%            --       (26.34)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian International                    (22.97)%            --       (11.82)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian Research                         (32.81)%            --        (9.38)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian U.S. Equity                      (31.79)%            --       (10.55)%
--------------------------------------------------------------------------------------------------------------
     EQ/Emerging Markets Equity                           (13.73)%         (9.88)%      (9.88)%
--------------------------------------------------------------------------------------------------------------
     EQ/Equity 500 Index ***                              (30.50)%         (5.02)%        1.61%
--------------------------------------------------------------------------------------------------------------
     EQ/Evergreen Omega                                   (32.19)%            --       (17.11)%
--------------------------------------------------------------------------------------------------------------
     EQ/FI Mid Cap                                        (26.44)%            --       (19.33)%
--------------------------------------------------------------------------------------------------------------
     EQ/FI Small/Mid Cap Value                            (22.62)%         (7.50)%      (6.64)%
--------------------------------------------------------------------------------------------------------------
     EQ/J.P. Morgan Core Bond                                2.18%             --         3.54%
--------------------------------------------------------------------------------------------------------------
     EQ/Janus Large Cap Growth                            (38.52)%            --       (36.17)%
--------------------------------------------------------------------------------------------------------------
     EQ/Lazard Small Cap Value                            (21.77)%            --        (1.33)%
--------------------------------------------------------------------------------------------------------------
     EQ/Marsico Focus                                     (19.44)%            --        (6.28)%
--------------------------------------------------------------------------------------------------------------
     EQ/Mercury Basic Value Equity                        (24.65)%           1.95%        4.67%
--------------------------------------------------------------------------------------------------------------
     EQ/MFS Emerging Growth Companies                     (42.69)%         (7.75)%      (3.17)%
--------------------------------------------------------------------------------------------------------------
     EQ/MFS Investors Trust                               (29.13)%            --       (13.04)%
--------------------------------------------------------------------------------------------------------------
     EQ/Money Market ***                                   (6.38)%           0.31%        0.93%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam Growth and Income Value                    (27.09)%         (6.27)%      (2.79)%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam International Equity+                      (24.63)%         (1.72)%        0.08%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam Voyager                                    (34.51)%         (8.11)%      (3.11)%
--------------------------------------------------------------------------------------------------------------
     EQ/Small Company Index                               (28.98)%            --        (5.76)%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                       Length of portfolio period
                                                          -----------------------------------------------------
                                                                                                     Since
                                                                                                   portfolio
 Variable investment options                               3 Years        5 Years     10 Years     inception**
--------------------------------------------------------------------------------------------------------------
     AXA Moderate Allocation ***                          (10.60)%         (0.58)%        3.15%        6.35%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Aggressive Equity ***                (29.68)%        (16.53)%      (2.03)%        6.63%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Core Bond                                --              --           --          0.71%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Health Care                              --              --           --       (28.00)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP High Yield ***                        (8.74)%         (8.67)%        2.45%        3.47%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP International Equity                     --              --           --       (28.94)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Core Equity                    --              --           --       (30.64)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Growth                         --              --           --       (39.50)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Large Cap Value                          --              --           --       (27.89)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Growth                     --              --           --       (45.57)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Small/Mid Cap Value                      --              --           --       (33.46)%
--------------------------------------------------------------------------------------------------------------
     AXA Premier VIP Technology                               --              --           --       (51.12)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Common Stock ***                         (26.58)%         (7.86)%        5.22%        8.96%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Growth and Income ***                    (10.43)%           0.21%         --          6.31%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Intermediate Government Securities ***      4.30%           2.81%        2.93%        3.48%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance International ***                        (25.69)%         (8.56)%         --        (4.05)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Premier Growth                           (31.99)%            --           --       (22.92)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Quality Bond ***                            4.86%           2.84%         --          2.95%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Small Cap Growth                         (17.10)%         (7.60)%         --        (2.34)%
--------------------------------------------------------------------------------------------------------------
     EQ/Alliance Technology+                                  --              --           --       (45.71)%
--------------------------------------------------------------------------------------------------------------
     EQ/Bernstein Diversified Value                        (9.34)%            --           --        (2.15)%
--------------------------------------------------------------------------------------------------------------
     EQ/Calvert Socially Responsible                      (21.08)%            --           --       (17.32)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian International                    (24.81)%            --           --       (11.82)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian Research                         (12.97)%            --           --        (9.38)%
--------------------------------------------------------------------------------------------------------------
     EQ/Capital Guardian U.S. Equity                      (13.28)%            --           --       (10.55)%
--------------------------------------------------------------------------------------------------------------
     EQ/Emerging Markets Equity                           (25.59)%         (9.88)%         --       (13.97)%
--------------------------------------------------------------------------------------------------------------
     EQ/Equity 500 Index ***                              (20.85)%         (5.02)%         --          6.20%
--------------------------------------------------------------------------------------------------------------
     EQ/Evergreen Omega                                   (23.97)%            --           --       (17.11)%
--------------------------------------------------------------------------------------------------------------
     EQ/FI Mid Cap                                            --              --           --       (19.52)%
--------------------------------------------------------------------------------------------------------------
     EQ/FI Small/Mid Cap Value                             (6.99)%         (7.50)%         --        (3.38)%
--------------------------------------------------------------------------------------------------------------
     EQ/J.P. Morgan Core Bond                                5.58%            --           --          3.54%
--------------------------------------------------------------------------------------------------------------
     EQ/Janus Large Cap Growth                                --              --           --       (36.32)%
--------------------------------------------------------------------------------------------------------------
     EQ/Lazard Small Cap Value                               2.22%            --           --        (1.33)%
--------------------------------------------------------------------------------------------------------------
     EQ/Marsico Focus                                         --              --           --        (5.98)%
--------------------------------------------------------------------------------------------------------------
     EQ/Mercury Basic Value Equity                         (5.10)%           1.95%         --          4.67%
--------------------------------------------------------------------------------------------------------------
     EQ/MFS Emerging Growth Companies                     (37.69)%         (7.75)%         --        (3.17)%
--------------------------------------------------------------------------------------------------------------
     EQ/MFS Investors Trust                               (18.60)%            --           --       (13.04)%
--------------------------------------------------------------------------------------------------------------
     EQ/Money Market ***                                   (0.81)%           0.31%        1.06%        2.87%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam Growth and Income Value                    (11.99)%         (6.27)%         --        (2.79)%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam International Equity+                      (23.10)%         (1.72)%         --          0.08%
--------------------------------------------------------------------------------------------------------------
     EQ/Putnam Voyager                                    (29.98)%         (8.11)%         --        (3.11)%
--------------------------------------------------------------------------------------------------------------
     EQ/Small Company Index                               (13.12)%            --           --        (5.76)%
--------------------------------------------------------------------------------------------------------------

    * The variable investment option inception dates are: AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, EQ/Alliance Common Stock, EQ/Money Market and EQ/Equity 500 Index (October 16, 1996); EQ/Alliance Small Cap Growth, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (December 31, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1,
        1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1,
        1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value and EQ/Janus Large Cap Growth (September 5, 2000); AXA Moderate Allocation (May 18, 2001); EQ/Calvert Socially Responsible and EQ/Marsico Focus (September 4, 2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology, EQ/Alliance Growth and Income, EQ/Alliance International and EQ/Alliance Quality Bond, (January 14, 2002); EQ/Alliance Intermediate Government Securities (April 1, 2002). AXA Rosenberg VIT Value Long/Short Equity and U.S. Real Estate -- Class I (July 21, 2003); AXA Aggressive Allocation Portfolio, AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio (September 15, 2003). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

    **  The portfolio inception dates are: EQ/Alliance Common Stock (January 13,
        1976); EQ/Alliance Money Market (July 13, 1981); AXA Moderate Allocation and AXA Premier VIP Aggressive Equity (January 27, 1986); AXA Premier VIP High Yield (January 2, 1987); EQ/Alliance Intermediate Government Securities (April 1, 1991); EQ/Alliance Growth and Income and EQ/Alliance Quality Bond (October 1, 1993); EQ/Equity 500 Index (March 1, 1994); EQ/Alliance International (April 3, 1995); EQ/Alliance Small Cap Growth, EQ/FI Small/Mid Cap Value, EQ/Mercury Basic Value Equity, EQ/MFS Emerging Growth Companies, EQ/Putnam Growth & Income Value, EQ/Putnam International Equity and EQ/Putnam Voyager (May 1, 1997); EQ/Emerging Markets Equity (August 20, 1997); EQ/Bernstein Diversified Value, EQ/J.P. Morgan Core Bond, EQ/Lazard Small Cap Value and EQ/Small Company Index (January 1, 1998); EQ/Evergreen Omega and EQ/MFS Investors Trust (January 1, 1999); EQ/Alliance Premier Growth, EQ/Capital Guardian International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity (May 1, 1999); EQ/Calvert Socially Responsible (September 1,
        1999); EQ/Alliance Technology (May 1, 2000); EQ/FI Mid Cap and EQ/Janus Large Cap Growth (September 1, 2000); EQ/Marsico Focus (August 31,
        2001); AXA Premier VIP Core Bond, AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value and AXA Premier VIP Technology (December 31, 2001); U.S. Real Estate -- Class I (May 3, 1997); AXA Rosenberg VIT Value Long/Short Equity (May 2,
        2003); AXA Aggressive Allocation Portfolio, AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio (July 31, 2003). No performance information is provided for portfolios and/or variable investment options with inception dates after December 31, 2001.

    *** In each case, the performance shown is for the indicated EQ Advisors
        Trust portfolio and any predecessor that it may have had. The inception dates for these portfolios are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.

    + Effective December 12, 2003, EQ/Putnam International Equity's name will change to EQ/Mercury International Value and the EQ/Alliance Technology's name will change to EQ/Technology, respectively.

(d) The chart in "Appendix III: Enhanced death benefit example" is replaced in its entirety by the following:

 End of
Contract                      6% Roll up to age 85     Annual Ratchet to age 85
  year       Account value    enhanced death benefit    enhanced death benefit
   1            109,200              106,000                   109,200
   2            120,120              112,360                   120,120
   3            134,534              119,102                   134,534
   4            107,628              126,248                   134,534
   5            118,390              133,823                   134,534
   6            132,597              141,852                   134,534
   7            132,597              150,363                   134,534

(e) The following changes are made to "Appendix IV: Hypothetical illustrations" of the Prospectus:

    (i) The first sentence of the second paragraph is replaced in its entirety by the following:

          "With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.47% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%."

     (ii)  The chart is replaced in its entirety by the following:


VARIABLE DEFERRED ANNUITY
ACCUMULATOR PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:

  GREATER OF 6% ROLL-UP AND THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT

                                                        Greater of 6%
                                                           Roll up
                                                          to age 85
                                                        and the Annual                                 Lifetime Annual
                                                      Ratchet to age 85                        Guaranteed Minimum Income Benefit
                                                         Guaranteed      Total Death Benefit ------------------------------------
                                                        Minimum Death       with Protection       Guaranteed       Hypothetical
                 Account Value        Cash Value           Benefit               Plus              Income            Income
              ------------------- ------------------ ------------------- ------------------- ------------------ -----------------
       Policy
 Age    Year      0%        6%       0%        6%        0%        6%        0%        6%        0%       6%        0%       6%
----- ------- --------- --------- -------- --------- --------- --------- --------- --------- --------- -------- --------- -------
 60      1     104,000   104,000    96,000    96,000   100,000   100,000   100,000  100,000       N/A      N/A       N/A      N/A
 61      2      99,295   105,513    91,295    97,513   106,000   106,000   108,400  108,400       N/A      N/A       N/A      N/A
 62      3      94,664   106,989    87,664    99,989   112,360   112,360   117,304  117,304       N/A      N/A       N/A      N/A
 63      4      90,099   108,420    83,099   101,420   119,102   119,102   126,742  126,742       N/A      N/A       N/A      N/A
 64      5      85,592   109,801    79,592   103,801   126,248   126,248   136,747  136,747       N/A      N/A       N/A      N/A
 65      6      81,138   111,124    76,138   106,124   133,823   133,823   147,352  147,352       N/A      N/A       N/A      N/A
 66      7      76,728   112,384    72,728   108,384   141,852   141,852   158,593  158,593       N/A      N/A       N/A      N/A
 67      8      72,355   113,572    69,355   110,572   150,363   150,363   170,508  170,508       N/A      N/A       N/A      N/A
 68      9      68,011   114,679    68,011   114,679   159,385   159,385   183,139  183,139       N/A      N/A       N/A      N/A
 69     10      63,689   115,697    63,689   115,697   168,948   168,948   196,527  196,527       N/A      N/A       N/A      N/A
 74     15      42,062   119,085    42,062   119,085   226,090   226,090   276,527  276,527    14,266   14,266    14,266   14,266
 79     20      19,631   118,469    19,631   118,469   302,560   302,560   383,584  383,584    20,393   20,393    20,393   20,393
 84     25           0   111,750         0   111,750   404,893   404,893         0  493,179         0   34,821         0   34,821
 89     30           0   111,150         0   111,150   429,187   429,187         0  517,472       N/A      N/A       N/A      N/A
 94     35           0   113,570         0   113,570   429,187   429,187         0  517,472       N/A      N/A       N/A      N/A
 95     36           0   114,095         0   114,095   429,187   429,187         0  517,472       N/A      N/A       N/A      N/A

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A POLICY WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

5.  The last paragraph in "How withdrawals (and transfers out of the Special
    10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" under "Accessing your money" is replaced in its entirety by the following in order to reflect the change in the manner in which withdrawals affect the 6% Roll up to age 85 benefit base with respect to the guaranteed minimum income benefit and the greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit:

      "With respect to the Guaranteed minimum income benefit and the greater of 6% Roll up to age 85 or the Annual Ratchet to age 85 enhanced death benefit withdrawals will reduce each of the benefits' 6% Roll up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll up benefit base on the most recent contract date anniversary. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis."

6. The first sentence of the second to the last paragraph in "Guaranteed interest option," under "Contract features and benefits" in the Prospectus is replaced in its entirety by the following:

      "The minimum yearly rate for 2003 and 2004 is equal to the lifetime minimum rate of your contract."


            The Equitable Life Assurance Society of the United States
       1290 Avenue of the Americas New York, New York 10104 (212) 554-1234 Copyright 2003. The Equitable Life Assurance Society of the United States
                              All rights reserved.
    Accumulator(R) is a service mark of The Equitable Life Assurance Society of the United States.

4